Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Texas Capital Funds Trust
Entity Central Index Key	0001972459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000252068
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market ETF
Trading Symbol	MMKT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/mmkt/. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://fundsmanagement.texascapital.com/funds/mmkt/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 72,658,129
Holdings Count | Holding	29
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$72,658,129
Total Number of Portfolio Holdings	29

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mirae Assets Repo, 3.68%, 07/01/2026	42.5%
United States Treasury Bill, 3.56%, 07/07/26	4.6%
United States Treasury Bill, 3.57%, 07/14/26	4.0%
United States Treasury Bill, 3.60%, 07/21/26	4.0%
United States Treasury Bill, 3.60%, 08/04/26	3.8%
United States Treasury Bill, 3.65%, 08/25/26	3.8%
United States Treasury Bill, 3.74%, 10/22/26	3.7%
United States Treasury Bill, 3.76%, 10/29/26	3.5%
United States Treasury Bill, 3.61%, 07/28/26	3.3%
United States Treasury Bill, 3.63%, 07/09/26	3.2%

C000245603
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market Fund
Trading Symbol	TXGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/txgxx/. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://fundsmanagement.texascapital.com/funds/txgxx/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 184,133,487
Holdings Count | Holding	39
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$184,133,487
Total Number of Portfolio Holdings	39

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
U.S. Government & Agencies	7.7%
U.S. Treasury Obligations	40.3%
Repurchase Agreements	51.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mirae Asset Securities Repo, 3.68%, 07/01/26	42.4%
US Bancorp Repo, 3.64%, 07/01/26	9.2%
United States Treasury Bill, 3.76%, 04/15/27	2.8%
United States Treasury Bill, 3.60%, 08/04/26	2.4%
United States Treasury Bill, 3.65%, 08/25/26	2.4%
United States Treasury Bill, 3.74%, 10/22/26	2.4%
United States Treasury Floating Rate Note, 3.96%, 07/31/26	2.2%
United States Treasury Bill, 3.59%, 07/02/26	2.2%
United States Treasury Bill, 3.63%, 08/18/26	2.2%
Federal Home Loan Banks, 0.97%, 09/30/26	2.2%

C000243202
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Equity Index ETF
Trading Symbol	TXS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/txs/. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://fundsmanagement.texascapital.com/funds/txs/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 35,502,361
Holdings Count | Holding	231
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,502,361
Number of Portfolio Holdings	231
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Materials	0.4%
Money Market Funds	0.6%
Communications	1.5%
Utilities	1.8%
Consumer Staples	2.4%
Financials	7.2%
Health Care	11.6%
Real Estate	11.7%
Technology	12.0%
Industrials	13.9%
Energy	18.2%
Consumer Discretionary	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Crowdstrike Holdings, Inc., Class A	7.2%
Tesla, Inc.	4.8%
McKesson Corp.	4.6%
Charles Schwab Corp. (The)	4.5%
Digital Realty Trust, Inc.	4.3%
Tenet Healthcare Corp.	4.1%
Waste Management, Inc.	3.5%
GameStop Corp., Class A	2.7%
CBRE Group, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.4%

C000247107
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Oil Index ETF
Trading Symbol	OILT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/oilt/. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://fundsmanagement.texascapital.com/funds/oilt/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 12,048,078
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,048,078
Number of Portfolio Holdings	26
Portfolio Turnover	22%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Oil, Gas & Consumable Fuels	4.4%
Gas & Water Utilities	7.3%
Oil & Gas Producers	87.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Exxon Mobil Corp.	7.4%
Diamondback Energy, Inc.	7.2%
ConocoPhillips	7.1%
Occidental Petroleum Corp.	6.9%
EOG Resources, Inc.	6.2%
Ovintiv, Inc.	4.7%
Devon Energy Corp.	4.7%
Crescent Energy Co., Class A	4.7%
APA Corp.	4.4%
SM Energy Co.	4.4%